Document and Entity Information	Aug. 31, 2024
Details
Registrant Name	Eaton Vance Growth Trust
Registrant CIK	0000102816
Document Type	497
Period End Date	Aug. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false